Commitments and contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
14	Commitments and contingencies
Operating lease commitments
The Company leases office premises in the PRC under
non-cancellable
operating leases ranging from one year to five years. Payments under operating leases are expensed on a straight-line basis over the periods of the respective leases.
Total operating lease expenses were RMB16,380 and RMB16,584 and RMB12,707

(US$1,994) for the years ended December 31, 2019, 2020 and 2021, respectively.
As of December 31, 2021, future minimum payments under
non-cancellable
operating leases were as follows:

	RMB	US$
2022	9,333	1,465
2023	6,577	1,032
2024	5,381	844
Total	21,291	3,341

The Company’s operating lease commitments have no renewal options, rent escalation clauses and restrictions or contingent rents. There are no lease payments in 2025 and after.
Capital commitments
As of December 31, 2021, future minimum payment under
non-cancellable
purchase commitment for consulting service is nil.